Provisions, income tax liabilities and other liabilities - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) Country age plan	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 USD ($)
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of major countries included in pension obligations | Country	4
Pension obligation, percentage to defined benefit liability	89.00%
Pension obligations, percentage to plan assets	88.00%
Employee termination benefits	€ 968	€ 1,039	€ 943
Average residual holding periods	2 years 2 months 19 days	2 years 7 months 6 days	1 year 11 months 8 days
Quotas held in inventory	€ 3
Non-current income tax liabilities	1,842	€ 1,979	€ 2,039
Other non-current liabilities	€ 2,340	519	291
Liability recognized representing the estimated cost | $					$ 1,092
Tax charge on deemed repatriation attributable to accumulated earnings payable period	8 years
Unused capital losses for which no deferred tax asset recognised	€ 473
US legal restructuring
Provisions And Other Current And Non-Current Liabilities [Line Items]
Unused capital losses for which no deferred tax asset recognised				€ 3,000
Capital losses, carry back period				3 years
Percentage of capital losses used				33.33%
Later than 12 months
Provisions And Other Current And Non-Current Liabilities [Line Items]
Other non-current liabilities	€ 247	459	576
Other environment related provision
Provisions And Other Current And Non-Current Liabilities [Line Items]
Identified environmental risks provisions estimated obligation period	30 years
Other provisions, expected utilized amount in 2022	€ 86
Other provisions, expected utilized amount in 2023 through 2026	194
Uncertainties over income tax treatments
Provisions And Other Current And Non-Current Liabilities [Line Items]
Non-current income tax liabilities	1,595	1,520	1,463
France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits	€ 611	804	614
US
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of types of defined-benefit plan | plan	2
UK
Provisions And Other Current And Non-Current Liabilities [Line Items]
Retirement age | age	65
Notional retirement age | age	60
UK | Bottom of range
Provisions And Other Current And Non-Current Liabilities [Line Items]
Vesting right percentage	1.25%
UK | Top of range
Provisions And Other Current And Non-Current Liabilities [Line Items]
Vesting right percentage	1.50%
Lump-sum retirement benefit plans | France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	39.00%
Defined benefit pension plans | France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	61.00%
Defined benefit pension plans | US | Qualified defined benefit pension plans
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	59.00%
Defined benefit pension plans | US | Non qualified defined benefit pension plans
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	14.00%
Defined benefit pension plans | UK
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	100.00%
Top-up defined-benefit pension plan | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	60.00%
Sanofi-Aventis Plus | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employer's contribution percentage	14.00%
Multi-employer plan (Pensionskasses) | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	26.00%
Employee termination benefits	€ 744	€ 652	€ 877
Healthcare Cover And Life Insurance | US
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	27.00%
Employee termination benefits	€ 412
Healthcare Cover And Life Insurance | US | Plan assets
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligations, percentage to plan assets	3.00%
Net amount shown in the balance sheet at end of period	€ 23